Loss per share	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Loss per share
19.	Loss per share
For comparability, the weighted average number of ordinary shares and the number of potential common shares have been scaled by the exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.

	Year Ended October 31,
	2021	2020	2019
Net loss	$(226,559,288)	$(9,275,962)	$(4,100,782)
Weighted average number of ordinary shares	110,119,135	82,571,828	71,891,372

Basic and diluted loss per share	$(2.06)	$(0.11)	$(0.06)

Adjustments for diluted loss per share were not made for the twelve months ended October 31, 2021, 2020 and 2019 as they would be anti-dilutive in nature. The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Year Ended October 31,
	2021	2020	2019
Stock options	5,296,553	5,327,985	3,991,000
Warrants	22,999,894	—	—
Convertible debt	7,493,795	—	536,231
Restricted share units	716,763	87,084	—

	36,507,005	5,415,069	4,527,231